Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity

Note 13.     Stockholders’ Equity

Convertible Preferred Stock

Our board of directors has authorized 50 million shares of convertible preferred stock, $0.001 par value, issuable in series.

As of March 31, 2019 and December 31, 2018, 7,000,000 shares of Series A preferred stock were issued and outstanding and is convertible, at any time at the option of the holder, into 933,333 shares of common stock (subject to customary adjustments). The Series A preferred stock shall be entitled to ten vote per common stock on an as-converted basis and only entitled to receive dividends when and if declared by the board. On liquidation, both series of preferred stock are entitled to a liquidation preference of $0.50 per share. The shares are not redeemable except on liquidation or if there is a change in control of the Company or a sale of all or substantially all of the assets of the Company. The conversion price of the Series A may only be adjusted for standard anti-dilution, such as stock splits and similar events. The Series A preferred stocks are considered to be equity instruments and therefore the embedded conversion options have not been separated. Because the preferred stocks have conditions for their redemption that may be outside the control of the Company, they have been classified outside of Shareholders’ Equity, in the mezzanine section of our balance sheet.

Common Stock

Our board of directors has authorized 1,500 million shares of common stock, $0.001 par value.

Note 13. Stockholders’ Equity

Convertible Preferred Stock

Our board of directors has authorized 50 million shares of convertible preferred stock, $0.001 par value, issuable in series. As of December 31, 2018 and 2017, 7 million shares of Series A preferred stock were issued and outstanding. The Series A preferred stock shall be entitled to one vote per common stock on an as-converted basis and only entitled to receive dividends when and if declared by the board.

Common Stock

Our board of directors has authorized 1,500 million shares of common stock, $0.001 par value.

Year 2018 Equity Transactions

In March and June 2018, the Company entered into a subscription agreement with GT Dollar Ptd. Ltd. (“GTD”) for a private placement and was subsequently amended to reduce the amount of the investment to from $40.0 million to $10.0 million. In October 2018, the Company received $10.0 million and issued an aggregate of 5,494,505 shares of the common stock of the Company, for $1.82 per share, to GTD.

In June and December 2018, the Company entered into a subscription agreement and amended agreements with Sun Seven Stars Investment Group Limited, a British Virgin Islands corporation (“SSSIG”), an affiliate of Dr. Wu, to purchase $1.1 million of Common Stock at the then market price. The Company has received $1.1 million in total as of December 31, 2018. The Company expects to issue 572,917 shares of common stock in 2019.

In July and December, 2018, the Company entered into a share purchase and option agreement and amended agreement with Star Thrive Group Limited (“Star”), a British Virgin Islands corporation, pursuant to which Star purchased 5,027,324 shares of the Company’s common stock, for $9.2 million (the “Investment”). The Company also granted to Star a share purchase option (the “Call Option”) pursuant to which the Star may, within 24 months after July 24, 2018, purchase from the Company such number of shares of common stock that would bring Star’s total ownership of the Company’s issued and outstanding shares up to 19.5% on a fully diluted basis, at a price equal to 95% of the weighted average trading price of the common stock within 3 months prior to the exercise date of the Call Option. As of December 31, 2018, the Company has received $9.2 million and 5,027,324 shares have been issued. The fair value of the call option is $8.0 million using the Black-Sholes valuation model using the following assumptions: expected terms 1.81 years; volatility 132.55%; dividend yield: zero and risk free interest rate 2.81%. The management determined that the call options is classified within shareholders’ equity as “Additional paid-in capital” upon the issuance in accordance with ASC 815-40 and the proceeds from the investment are allocated to common stock and call options based on the relative fair value of the securities in accordance with ASC 470-20-30.

Year 2017 Equity Transactions

In May 2017, the Company entered into a subscription agreement with certain investors, including officers, directors and other affiliates of the Company, pursuant to which the Company issued and sold to such investors, in a private placement, an aggregate of 727,273 shares of the common stock of the Company, for $2.75 per share, or a total purchase price of $2.0 million. Investors in the private placement included Lan Yang, the wife of the Company’s Chairman Dr. Wu, and China Telenet Ventures Limited, an entity owned and controlled by Sean Wang, a member of the Company’s Board of Directors. As of July 18, 2017, all subscription amounts have been received by the Company.

In October 2017, the Company entered into a Securities Purchase Agreement with Hong Kong Guo Yuan Group Capital Holdings Limited. Pursuant to the terms of the agreement, the Company sold and issued 5,494,505 shares of the Company’s common stock for $1.82 per share, or a total purchase price of $10.0 million.